Quarterly Report
May 31, 2019
MFS®  Government
Securities Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.0%
Asset-Backed & Securitized – 5.6%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.757% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$6,353,079	$6,360,468
ALM Loan Funding, 2015-12A, “A1R2”, FLR , 3.491% (LIBOR - 3mo. + 0.89%), 4/16/2027 (z)	4,288,115	4,285,971
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	3,939,642	3,968,231
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	7,000,000	7,105,610
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,021,662
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,055,289
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,138,167
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,300,203
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,621,373
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,582,124
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,546,390
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	6,650,000	6,667,106
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.617% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	6,145,237	6,104,064
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,163,798
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.997% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,368,682
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.092% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,657,699
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,723,946
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.036%, 12/15/2051 (i)	25,162,286	1,661,994
Oaktree CLO Ltd., 2014-2A, “A1BR”, 2.953%, 10/20/2026 (n)	4,420,223	4,413,424
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.797% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,819,260
TICP CLO Ltd., FLR, 3.431% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	8,140,500	8,093,725
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,494,000	3,651,691
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,767,366
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,229,194
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.126%, 1/15/2052 (i)(n)	14,690,159	1,076,640
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.725% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)	326,897	326,843
		$112,710,920
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$5,063,000	$5,052,321
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,696,890
Conglomerates – 0.1%
United Technologies Corp., 3.95%, 8/16/2025	$2,647,000	$2,793,003
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$4,386,000	$4,352,497
Major Banks – 0.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$3,275,000	$3,299,448
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,120,000	2,145,655
		$5,445,103
Medical & Health Technology & Services – 0.4%
Montefiore Obligated Group, 5.246%, 11/01/2048	$7,884,000	$9,159,738
Mortgage-Backed – 50.3%
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	$57,379,296	$61,327,233
Fannie Mae, 5.5%, 6/01/2019 - 12/01/2038	19,122,326	20,975,551
Fannie Mae, 4.785%, 8/01/2019	1,796,519	1,798,209
Fannie Mae, 5.05%, 8/01/2019	643,910	644,838
Fannie Mae, 4.94%, 9/01/2019	373,176	374,306
Fannie Mae, 5%, 9/01/2019 - 3/01/2042	17,194,574	18,480,329
Fannie Mae, 4.14%, 8/01/2020	1,268,848	1,293,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.19%, 9/01/2020	$1,462,916	$1,488,985
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	4,418,623	4,930,339
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,709,820
Fannie Mae, 2.41%, 5/01/2023	1,448,295	1,465,504
Fannie Mae, 2.55%, 5/01/2023	1,247,175	1,268,283
Fannie Mae, 2.59%, 5/01/2023	792,784	807,383
Fannie Mae, 3.78%, 10/01/2023	882,528	939,061
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2048	103,683,963	106,415,805
Fannie Mae, 3.59%, 9/01/2026	1,012,290	1,086,687
Fannie Mae, 2.28%, 11/01/2026	908,665	902,878
Fannie Mae, 2.672%, 12/25/2026	10,346,000	10,313,215
Fannie Mae, 3.043%, 3/25/2028	4,554,000	4,684,165
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	116,337,547	121,114,443
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	64,846,397	65,648,045
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,853,318	2,105,168
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	7,131,902	7,015,279
Fannie Mae, TBA, 2.5%, 6/01/2034	3,375,000	3,376,121
Fannie Mae, TBA, 3%, 6/01/2034 - 7/01/2034	20,600,000	20,891,008
Fannie Mae, TBA, 3.5%, 6/01/2034	11,875,000	12,197,994
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	3,126,659	3,464,826
Freddie Mac, 2.456%, 8/25/2019	262,616	262,015
Freddie Mac, 4.186%, 8/25/2019	1,461,313	1,459,951
Freddie Mac, 4.251%, 1/25/2020	3,051,094	3,062,725
Freddie Mac, 2.313%, 3/25/2020	6,740,877	6,719,551
Freddie Mac, 4.224%, 3/25/2020	4,106,548	4,142,535
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	7,809,600	8,429,284
Freddie Mac, 3.808%, 8/25/2020	2,844,774	2,877,197
Freddie Mac, 3.034%, 10/25/2020	5,332,194	5,356,315
Freddie Mac, 2.856%, 1/25/2021	8,232	8,279
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	4,670,435	5,089,893
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	9,303,302	9,919,324
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,700,989
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,776,066
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,302,261
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	13,091,553
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,575,521
Freddie Mac, 3.531%, 7/25/2023	240,000	251,237
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,804,082
Freddie Mac, 0.881%, 4/25/2024 (i)	54,781,081	1,894,998
Freddie Mac, 0.608%, 7/25/2024 (i)	59,746,420	1,575,752
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,903,306
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,285,816
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,956,420
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,188,945
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,457,796
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	8,075,269	8,402,498
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,732,751
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,723,958
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,902,196
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,543,104
Freddie Mac, 0.578%, 7/25/2027 (i)	106,589,194	4,451,762
Freddie Mac, 0.436%, 8/25/2027 (i)	84,883,326	2,696,718
Freddie Mac, 3.187%, 9/25/2027	12,800,000	13,342,975
Freddie Mac, 0.291%, 1/25/2028 (i)	152,009,691	3,762,164
Freddie Mac, 0.303%, 1/25/2028 (i)	62,561,038	1,585,159
Freddie Mac, 0.134%, 2/25/2028 (i)	177,781,504	2,330,413
Freddie Mac, 2.5%, 3/15/2028	870,075	875,030
Freddie Mac, 0.119%, 4/25/2028 (i)	114,137,656	1,401,576
Freddie Mac, 3%, 6/15/2028 - 11/01/2046	60,566,586	61,239,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.5%, 6/15/2028 - 8/25/2058	$97,866,127	$100,597,591
Freddie Mac, 6.5%, 5/01/2037	296,805	334,810
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	2,551,000	2,469,891
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	3,571,986	3,917,089
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	9,566,423	10,217,270
Ginnie Mae, 4%, 10/15/2039 - 5/20/2049	30,549,856	31,649,542
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2048	29,790,796	30,697,443
Ginnie Mae, 3%, 2/20/2043 - 12/20/2048	55,558,151	56,404,019
Ginnie Mae, 5.87%, 4/20/2058	36,608	41,092
Ginnie Mae, 0.66%, 2/16/2059 (i)	7,800,951	470,178
Ginnie Mae, TBA, 4%, 6/01/2049 - 7/01/2049	25,150,000	26,010,361
		$1,004,609,863
Municipals – 1.4%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$14,792,000	$13,346,230
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	3,280,000	4,046,110
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,736,850
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,671,195
		$27,800,385
Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,281,593
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	5,182,858
		$9,464,451
Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025	$6,062,000	$6,343,126
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,579,809
Tobacco – 0.2%
B.A.T Capital Corp., 2.764%, 8/15/2022	$4,264,000	$4,228,893
U.S. Government Agencies and Equivalents – 1.9%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,068,026
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,242,034
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,530,664
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,719,187
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,679,366
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,112,205
Small Business Administration, 6.35%, 4/01/2021	32,184	32,844
Small Business Administration, 6.34%, 5/01/2021	57,910	59,021
Small Business Administration, 6.44%, 6/01/2021	23,904	24,374
Small Business Administration, 6.625%, 7/01/2021	70,849	72,287
Small Business Administration, 6.07%, 3/01/2022	77,085	79,107
Small Business Administration, 4.98%, 11/01/2023	126,153	131,726
Small Business Administration, 4.89%, 12/01/2023	319,794	331,523
Small Business Administration, 4.77%, 4/01/2024	350,727	364,332
Small Business Administration, 5.52%, 6/01/2024	173,949	181,968
Small Business Administration, 4.99%, 9/01/2024	332,736	347,667
Small Business Administration, 4.86%, 10/01/2024	156,459	162,836
Small Business Administration, 4.86%, 1/01/2025	413,994	431,262
Small Business Administration, 5.11%, 4/01/2025	251,449	263,221
Small Business Administration, 2.21%, 2/01/2033	1,817,693	1,789,518
Small Business Administration, 2.22%, 3/01/2033	3,065,855	3,022,819
Small Business Administration, 3.15%, 7/01/2033	2,979,532	3,054,209
Small Business Administration, 3.16%, 8/01/2033	1,059,475	1,086,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.62%, 9/01/2033	$1,124,935	$1,180,822
		$37,967,609
U.S. Treasury Obligations – 31.0%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,695,561
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,401,418
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,287,984
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,050,856
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,713,982
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	15,926,269
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	10,757,953
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	29,130,427
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	96,628,079
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	27,802,272
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	95,287,223
U.S. Treasury Notes, 1.75%, 5/15/2022	14,023,000	13,958,911
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	139,796,191
U.S. Treasury Notes, 2.875%, 7/31/2025	67,640,000	71,045,780
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	21,673,953
U.S. Treasury Notes, 2%, 11/15/2026	70,204,000	69,948,962
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	10,669,214
		$618,775,035
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,194,322
Total Bonds		$1,859,173,965
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 2.46% (v)	37,139,685	$37,139,684

Other Assets, Less Liabilities – 5.1%		101,765,177
Net Assets – 100.0%		$1,998,078,826
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,139,684 and $1,859,173,965, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,935,819, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding, 2015-12A, “A1R2”, FLR , 3.491% (LIBOR - 3mo. + 0.89%), 4/16/2027	5/03/19	$4,288,115	$4,285,971
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 5/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
JPY	2,180,000,000	USD	20,083,836	State Street Bank Corp.	6/04/2019	$33,360
JPY	2,100,000,000	USD	19,207,903	State Street Bank Corp.	6/10/2019	179,850
						$213,210
Liability Derivatives
USD	18,847,316	JPY	2,100,000,000	JPMorgan Chase Bank N.A.	6/10/2019	$(540,436)
USD	79,063,740	JPY	8,700,000,000	JPMorgan Chase Bank N.A.	7/10/2019	(1,461,337)
USD	20,130,014	JPY	2,180,000,000	State Street Bank Corp.	7/02/2019	(34,544)
USD	59,087,203	JPY	6,450,000,000	State Street Bank Corp.	7/03/2019	(579,154)
						$(2,615,471)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	650	$139,536,719	September – 2019	$337,927
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	200	$25,350,000	September – 2019	$(139,791)
At May 31, 2019, the fund had cash collateral of $970,000 and other liquid securities with an aggregate value of $320,152 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$656,742,644	$—	$656,742,644
Non-U.S. Sovereign Debt	—	3,579,809	—	3,579,809
Municipal Bonds	—	27,800,385	—	27,800,385
U.S. Corporate Bonds	—	28,344,526	—	28,344,526
Residential Mortgage-Backed Securities	—	1,004,609,863	—	1,004,609,863
Commercial Mortgage-Backed Securities	—	49,539,836	—	49,539,836
Asset-Backed Securities (including CDOs)	—	63,171,084	—	63,171,084
Foreign Bonds	—	25,385,818	—	25,385,818
Mutual Funds	37,139,684	—	—	37,139,684
Total	$37,139,684	$1,859,173,965	$—	$1,896,313,649
Other Financial Instruments
Futures Contracts - Assets	$337,927	$—	$—	$337,927
Futures Contracts - Liabilities	(139,791)	—	—	(139,791)
Forward Foreign Currency Exchange Contracts - Assets	—	213,210	—	213,210
Forward Foreign Currency Exchange Contracts - Liabilities	—	(2,615,471)	—	(2,615,471)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,226,827	$221,026,786	$207,117,301	$(94)	$3,466	$37,139,684
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$327,539	$—